UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE INCOME TRUST

LEGG MASON WESTERN ASSET VARIABLE HIGH

INCOME PORTFOLIO

FORM N-Q

MARCH 31, 2011

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 86.1%
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 0.1%
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	$100,000	$153,058	(a)

Automobiles - 1.5%
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	1,370,000	1,725,807
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	1,340,000	391,950	(b)(c)
Motors Liquidation Co., Senior Notes	8.375%	7/15/33	790,000	238,975	(c)

Total Automobiles				2,356,732

Diversified Consumer Services - 0.8%
Service Corp. International, Senior Notes	7.500%	4/1/27	460,000	439,300
Sotheby’s, Senior Notes	7.750%	6/15/15	520,000	577,850
Stonemor Operating LLC/Cornerstone Family
Services of WV/Osiris Holding, Senior Notes	10.250%	12/1/17	270,000	278,775

Total Diversified Consumer Services				1,295,925

Hotels, Restaurants & Leisure - 7.6%
Ameristar Casinos Inc., Senior Notes	7.500%	4/15/21	330,000	327,112	(a)
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	240,000	229,800
CCM Merger Inc., Notes	8.000%	8/1/13	855,000	855,000	(a)
CityCenter Holdings LLC / CityCenter Finance
Corp., Senior Secured Notes	10.750%	1/15/17	690,000	715,875	(a)(d)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	640,000	678,400	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	825,000	771,375
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	723,000	580,207
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	824,000	774,560
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	600,000	684,750
Hoa Restaurant Group LLC/Hoa Finance Corp.,
Senior Secured Notes	11.250%	4/1/17	290,000	297,250	(a)
Inn of the Mountain Gods Resort & Casino, Senior
Secured Notes	1.250%	11/30/20	985,000	541,750	(a)(d)
Inn of the Mountain Gods Resort & Casino, Senior
Secured Notes	8.750%	11/30/20	438,000	432,525	(a)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	360,000	358,200	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	420,000	454,650
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	100,000	108,250	(a)
MGM MIRAGE Inc., Senior Notes	5.875%	2/27/14	750,000	720,000
MGM MIRAGE Inc., Senior Notes	6.625%	7/15/15	260,000	247,650
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	90,000	103,500
Mohegan Tribal Gaming Authority, Senior
Subordinated Notes	8.000%	4/1/12	1,270,000	1,139,825
Mohegan Tribal Gaming Authority, Senior
Subordinated Notes	6.875%	2/15/15	110,000	81,400
NCL Corp. Ltd., Senior Notes	9.500%	11/15/18	500,000	528,750	(a)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	730,000	846,800
Pinnacle Entertainment Inc., Senior Subordinated
Notes	7.500%	6/15/15	120,000	122,700
Snoqualmie Entertainment Authority, Senior
Secured Notes	4.204%	2/1/14	390,000	354,900	(a)(e)
Snoqualmie Entertainment Authority, Senior
Secured Notes	9.125%	2/1/15	20,000	20,000	(a)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	495,000	50	(c)(f)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	1,005,000	101	(c)(f)

Total Hotels, Restaurants & Leisure				11,975,380

Household Durables - 0.4%
DirectBuy Holdings Inc., Senior Secured Notes	12.000%	2/1/17	310,000	237,150	(a)
Standard Pacific Corp., Senior Notes	8.375%	1/15/21	350,000	363,562	(a)

Total Household Durables				600,712

Internet & Catalog Retail - 0.8%
Netflix Inc., Senior Notes	8.500%	11/15/17	410,000	463,813
QVC Inc., Senior Secured Notes	7.375%	10/15/20	685,000	717,537	(a)

Total Internet & Catalog Retail				1,181,350

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 4.6%
Affinity Group Inc., Senior Secured Notes	11.500%	12/1/16	$240,000	$253,200	(a)
Cablevision Systems Corp., Senior Notes	8.000%	4/15/20	70,000	76,650
CCO Holdings LLC/CCO Holdings Capital Corp.,
Senior Notes	7.875%	4/30/18	700,000	747,250
CCO Holdings LLC/CCO Holdings Capital Corp.,
Senior Notes	8.125%	4/30/20	550,000	600,875
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	25,000	25,625	(a)
Cengage Learning Acquisitions Inc., Senior
Subordinated Notes	13.250%	7/15/15	1,060,000	1,118,300	(a)
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	270,000	310,500
DISH DBS Corp., Senior Notes	6.625%	10/1/14	40,000	42,450
DISH DBS Corp., Senior Notes	7.875%	9/1/19	220,000	239,250
EchoStar DBS Corp., Senior Notes	7.125%	2/1/16	160,000	171,600
LBI Media Inc., Senior Secured Notes	9.250%	4/15/19	430,000	433,225	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior
Notes	7.750%	10/15/18	1,470,000	1,583,925	(a)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	350,000	364,000	(a)
Univision Communications Inc., Senior Secured
Notes	7.875%	11/1/20	620,000	658,750	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	260,000	288,600	(a)
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	210,000	223,650

Total Media				7,137,850

Multiline Retail - 0.4%
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	765,000	703,800

Specialty Retail - 2.3%
American Greetings Corp., Senior Notes	7.375%	6/1/16	1,035,000	1,075,106
American Greetings Corp., Senior Notes	7.375%	6/1/16	100,000	99,875
American Greetings Corp., Senior Notes	7.375%	6/1/16	90,000	89,888
Edcon Proprietary Ltd., Senior Secured Notes	9.500%	3/1/18	650,000	653,250	(a)
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	1,040,000	1,066,000
PETCO Animal Supplies Inc., Senior Notes	9.250%	12/1/18	610,000	655,750	(a)

Total Specialty Retail				3,639,869

Textiles, Apparel & Luxury Goods - 1.4%
Burlington Coat Factory Warehouse Corp., Senior
Notes	10.000%	2/15/19	290,000	282,750	(a)
Empire Today LLC/Empire Today Finance Corp.,
Senior Secured Notes	11.375%	2/1/17	110,000	117,150	(a)
Giraffe Acquisition Corp., Senior Notes	9.125%	12/1/18	710,000	692,250	(a)
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	945,000	1,060,762

Total Textiles, Apparel & Luxury Goods				2,152,912

TOTAL CONSUMER DISCRETIONARY				31,197,588

CONSUMER STAPLES - 1.4%
Food Products - 1.3%
Blue Merger Sub Inc., Senior Notes	7.625%	2/15/19	700,000	713,125	(a)
Bumble Bee Acquisiton Co., Senior Secured Notes	9.000%	12/15/17	260,000	271,700	(a)
Simmons Foods Inc., Senior Secured Notes	10.500%	11/1/17	900,000	974,250	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	78,000	92,235

Total Food Products				2,051,310

Tobacco - 0.1%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	202,000	205,787

TOTAL CONSUMER STAPLES				2,257,097

ENERGY - 15.2%
Energy Equipment & Services - 1.9%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	250,000	265,000
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	490,000	502,250
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	755,000	777,650	(a)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	400,000	408,000
Parker Drilling Co., Senior Notes	9.125%	4/1/18	540,000	583,200

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Energy Equipment & Services - continued
Precision Drilling Corp., Senior Notes	6.625%	11/15/20	$370,000	$382,025	(a)

Total Energy Equipment & Services				2,918,125

Oil, Gas & Consumable Fuels - 13.3%
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	1,330,000	1,336,650
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	440,000	512,600
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	710,000	759,700
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	340,000	380,800
Concho Resources Inc., Senior Notes	7.000%	1/15/21	430,000	453,650
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	450,000	501,188
Copano Energy LLC, Senior Notes	7.125%	4/1/21	240,000	243,600
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	941,081	898,732	(a)(d)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	330,000	361,350
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	471,000	528,698
El Paso Corp., Medium-Term Notes	8.050%	10/15/30	1,500,000	1,714,125
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	470,000	513,475
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	475,000	513,552	(e)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	175,000	181,806	(e)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	890,000	907,800
James River Escrow Inc., Senior Notes	7.875%	4/1/19	210,000	218,400	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	340,000	379,100	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	7.750%	2/1/21	60,000	64,350	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.750%	11/1/20	420,000	432,600
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	310,000	310,388
MEG Energy Corp., Senior Notes	6.500%	3/15/21	550,000	559,625	(a)
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	535,000	577,800	(a)
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	1,040,000	1,159,600	(a)
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	540,000	533,250
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	590,000	667,437
Petrohawk Energy Corp., Senior Notes	7.875%	6/1/15	160,000	170,400
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	390,000	384,150	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	240,000	229,200	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	465,000	526,613
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	430,000	480,525
PT Adaro Indonesia, Senior Notes	7.625%	10/22/19	140,000	155,400	(a)
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	785,000	918,450
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	90,000	98,438
Regency Energy Partners LP/Regency Energy
Finance Corp., Senior Notes	6.875%	12/1/18	470,000	502,900
SandRidge Energy Inc., Senior Notes	7.500%	3/15/21	790,000	820,612	(a)
Teekay Corp., Senior Notes	8.500%	1/15/20	695,000	756,681
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	567,000	652,050	(a)
Venoco Inc., Senior Notes	8.875%	2/15/19	80,000	80,100	(a)
Whiting Petroleum Corp., Senior Subordinated Notes	6.500%	10/1/18	410,000	426,400

Total Oil, Gas & Consumable Fuels				20,912,195

TOTAL ENERGY				23,830,320

FINANCIALS - 6.9%
Commercial Banks - 2.0%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	320,000	280,049
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	190,000	195,700	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Banks - continued
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	$100,000	$102,500	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	793,851	796,828
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	300,000	322,500	(a)(e)(g)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	520,000	535,600
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	350,000	362,250
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	270,000	253,800	(e)(g)
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	260,000	294,919	(e)(g)

Total Commercial Banks				3,144,146

Consumer Finance - 1.4%
Ally Financial Inc., Debentures	0.000%	6/15/15	800,000	625,000
Ally Financial Inc., Senior Notes	7.500%	9/15/20	500,000	535,625	(a)
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	270,000	405,124
SLM Corp., Medium-Term Notes	8.000%	3/25/20	380,000	414,871
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	215,000	241,130

Total Consumer Finance				2,221,750

Diversified Financial Services - 3.3%
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	260,000	297,050	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	420,000	458,325
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	100,000	103,750
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	820,000	852,800
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	600,000	612,750
International Lease Finance Corp., Senior Notes	9.000%	3/15/17	120,000	135,300	(a)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	1,210,000	1,370,325
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	500,000	516,250
Residential Capital LLC, Junior Secured Notes	9.625%	5/15/15	390,000	395,362
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	440,000	433,400	(a)

Total Diversified Financial Services				5,175,312

Insurance - 0.2%
Dai-ichi Life Insurance Co., Ltd., Subordinated Notes	7.250%	7/25/21	150,000	148,789	(a)(e)(g)
ING Capital Funding Trust III, Junior Subordinated Bonds	3.903%	6/30/11	140,000	136,402	(e)(g)

Total Insurance				285,191

TOTAL FINANCIALS				10,826,399

HEALTH CARE - 4.5%
Health Care Equipment & Supplies - 0.2%
Biomet Inc., Senior Notes	10.000%	10/15/17	80,000	88,100
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	180,000	198,675	(d)

Total Health Care Equipment & Supplies				286,775

Health Care Providers & Services - 4.0%
American Renal Holdings, Senior Notes	9.750%	3/1/16	440,000	436,700	(a)(d)
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	410,000	434,600
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	1,460,000	1,485,550
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	590,000	679,237	(a)
HCA Holdings Inc., Senior Notes	7.750%	5/15/21	760,000	796,100	(a)
HCA Inc., Senior Secured Notes	9.625%	11/15/16	531,000	573,480	(d)
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	694,000	794,630
Universal Hospital Services Inc., Senior Secured Notes	3.834%	6/1/15	290,000	282,750	(e)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	245,000	256,944	(d)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	535,000	550,381

Total Health Care Providers & Services				6,290,372

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 0.3%
Giant Funding Corp., Senior Secured Notes	8.250%	2/1/18	$400,000	$412,500	(a)

TOTAL HEALTH CARE				6,989,647

INDUSTRIALS - 13.5%
Aerospace & Defense - 2.0%
Acquisition Co. Lanza Parent, Senior Secured Notes	10.000%	6/1/17	290,000	321,175	(a)
FGI Operating Co. Inc., Senior Secured Notes	10.250%	8/1/15	715,000	765,944
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	370,000	409,775
Northrop Grumman Corp., Senior Notes	6.875%	3/15/18	250,000	262,187	(a)
Northrop Grumman Corp., Senior Notes	7.125%	3/15/21	250,000	261,875	(a)
Triumph Group Inc., Senior Notes	8.625%	7/15/18	340,000	376,550
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	750,000	804,375	(a)

Total Aerospace & Defense				3,201,881

Airlines - 2.3%
American Airlines Pass-Through Trust, Secured Notes	7.000%	1/31/18	260,000	252,200	(a)
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	825,334	821,207
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	580,000	587,975	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	500,000	531,250	(a)
Delta Air Lines, Secured Notes	6.375%	1/2/16	270,000	264,600
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	84,604	87,777
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	214,376	221,343
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	207,413	219,858
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	220,000	234,850	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	315,000	334,294	(a)

Total Airlines				3,555,354

Building Products - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	291,200	176,176	(a)(f)
Griffon Corp., Senior Notes	7.125%	4/1/18	320,000	327,200	(a)

Total Building Products				503,376

Commercial Services & Supplies - 1.9%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	615,000	696,487
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	840,000	903,000	(a)
American Reprographics Co., Senior Notes	10.500%	12/15/16	430,000	467,625	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	595,000	637,394
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	240,000	250,800	(a)

Total Commercial Services & Supplies				2,955,306

Construction & Engineering - 0.3%
Abengoa Finance SAU, Senior Notes	8.875%	11/1/17	450,000	451,125	(a)

Electrical Equipment - 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	550,000	543,125	(a)

Industrial Conglomerates - 0.2%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	260,000	288,600

Marine - 1.1%
Navios Maritime Acquisition Corp./Navios
Acquisition Finance U.S. Inc., Senior Secured Notes	8.625%	11/1/17	820,000	852,800
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., Senior Notes	8.125%	2/15/19	250,000	253,125	(a)
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	709,679	579,276	(a)

Total Marine				1,685,201

Road & Rail - 3.5%
Florida East Coast Holdings Corp., Senior Notes	10.500%	8/1/17	670,000	688,425	(a)(d)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Road & Rail - Continued
Florida East Coast Industries Inc., Senior Secured Notes	8.125%	2/1/17	$540,000	$566,325	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	12.750%	12/15/15	668,000	708,080	(a)
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	1,555,000	1,702,725
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	65,000	77,837
Kansas City Southern Railway, Senior Notes	8.000%	6/1/15	45,000	49,050
Quality Distribution LLC/QD Capital Corp., Senior Secured Notes	9.875%	11/1/18	880,000	917,400	(a)
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	679,000	754,539

Total Road & Rail				5,464,381

Trading Companies & Distributors - 0.4%
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	185,000	194,019	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	345,000	364,406

Total Trading Companies & Distributors				558,425

Transportation - 1.1%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	910,000	980,525	(a)
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	730,000	759,200	(a)

Total Transportation				1,739,725

Transportation Infrastructure - 0.1%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	180,000	184,500	(a)

TOTAL INDUSTRIALS				21,130,999

INFORMATION TECHNOLOGY - 3.2%
Electronic Equipment, Instruments & Components - 0.8%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	1,130,000	1,271,250	(a)

IT Services - 1.6%
Ceridian Corp., Senior Notes	12.250%	11/15/15	553,800	581,490	(d)
First Data Corp., Senior Notes	11.250%	3/31/16	1,250,000	1,251,562
First Data Corp., Senior Secured Notes	7.375%	6/15/19	330,000	336,188	(a)
Interactive Data Corp., Senior Notes	10.250%	8/1/18	300,000	333,750	(a)(h)

Total IT Services				2,502,990

Semiconductors & Semiconductor Equipment - 0.8%
CDW LLC/CDW Finance Corp., Senior Notes	11.000%	10/12/15	240,000	261,600
CDW LLC/CDW Finance Corp., Senior Notes	11.500%	10/12/15	200,000	217,000	(d)
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	60,000	67,650	(a)
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	300,000	330,000	(a)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	40,000	42,700
MEMC Electronic Materials Inc., Senior Notes	7.750%	4/1/19	320,000	329,200	(a)

Total Semiconductors & Semiconductor Equipment				1,248,150

TOTAL INFORMATION TECHNOLOGY				5,022,390

MATERIALS - 8.8%
Chemicals - 2.9%
CF Industries Inc., Senior Notes	6.875%	5/1/18	70,000	78,750
CF Industries Inc., Senior Notes	7.125%	5/1/20	300,000	341,250
FMC Finance III SA, Senior Notes	6.875%	7/15/17	280,000	297,150
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	440,000	484,000	(a)
Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance ULC, Senior Secured Notes	9.000%	11/15/20	320,000	332,600	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	410,000	449,462	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	349,000	541,590	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	341,000	376,805	(a)
Lyondell Chemical Co., Senior Secured Notes	11.000%	5/1/18	478,988	540,059
Solutia Inc., Senior Notes	8.750%	11/1/17	365,000	403,325
Solutia Inc., Senior Notes	7.875%	3/15/20	430,000	468,700
Texas Petrochemical Corp. Group LLC, Senior Secured Notes	8.250%	10/1/17	270,000	286,200	(a)

Total Chemicals				4,599,891

Containers & Packaging - 2.1%
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	440,000	478,500	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Containers & Packaging - Continued
Ardagh Packaging Finance PLC, Senior Secured Notes	7.375%	10/15/17	$200,000	$290,880	(a)
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	360,000	360,000
Radnor Holdings Inc., Senior Notes	11.000%	3/15/10	600,000	0	(b)(c)(f)(h)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	9.000%	4/15/19	660,000	686,400	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	8.250%	2/15/21	530,000	527,350	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	125,000	131,250
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	740,000	801,050	(a)(f)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	40,000	43,300	(a)(f)

Total Containers & Packaging				3,318,730

Metals & Mining - 1.9%
Atkore International Inc., Senior Secured Notes	9.875%	1/1/18	280,000	300,300	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	7.000%	11/1/15	270,000	281,475	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,030,000	1,067,338	(a)
Novelis Inc., Senior Notes	8.750%	12/15/20	690,000	762,450	(a)
Ryerson Holding Corp., Senior Secured Notes	0.000%	2/1/15	1,040,000	553,800

Total Metals & Mining				2,965,363

Paper & Forest Products - 1.9%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	1,031,000	1,005,225
Boise Cascade LLC, Senior Subordinated Notes	7.125%	10/15/14	120,000	119,100
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	865,000	870,406
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	459,000	503,753
Verso Paper Holdings LLC, Senior Subordinated Notes	11.375%	8/1/16	410,000	436,650

Total Paper & Forest Products				2,935,134

TOTAL MATERIALS				13,819,118

TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 4.5%
Cincinnati Bell Inc., Senior Notes	8.375%	10/15/20	320,000	315,200
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	70,000	56,350
Cogent Communications Group Inc., Senior Secured Notes	8.375%	2/15/18	520,000	537,550	(a)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	680,000	720,800	(a)
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	325,000	344,500
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	90,000	96,413
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	800,000	862,000
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	330,000	332,063	(a)
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	230,000	231,438
Primus Telecommunications Group Inc., Senior Subordinated Secured Notes	14.250%	5/20/13	100,000	101,500	(d)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	630,000	682,762
West Corp., Senior Notes	8.625%	10/1/18	450,000	475,875	(a)
West Corp., Senior Notes	7.875%	1/15/19	630,000	643,387	(a)
Wind Acquisition Finance SA, Senior Secured Notes	7.250%	2/15/18	270,000	282,825	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	491,884	597,639	(a)(d)
Windstream Corp., Senior Notes	7.500%	4/1/23	710,000	702,900	(a)

Total Diversified Telecommunication Services				6,983,202

Wireless Telecommunication Services - 3.2%
Buccaneer Merger Sub Inc., Senior Notes	9.125%	1/15/19	585,000	623,025	(a)
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	380,000	408,500
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	600,000	636,000
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,240,000	2,394,000
True Move Co., Ltd., Notes	10.750%	12/16/13	860,000	935,250	(a)

Total Wireless Telecommunication Services				4,996,775

TOTAL TELECOMMUNICATION SERVICES				11,979,977

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 5.0%
Electric Utilities - 0.6%
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	$560,000	$548,800	(a)
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	350,000	380,625

Total Electric Utilities				929,425

Gas Utilities - 0.6%
Ferrellgas LP/Ferrellgas Finance Corp., Senior Notes	6.500%	5/1/21	260,000	253,500	(a)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	130,000	159,283
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	440,000	473,000

Total Gas Utilities				885,783

Independent Power Producers & Energy Traders - 3.8%
Calpine Corp., Senior Secured Notes	7.875%	7/31/20	120,000	128,100	(a)
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	250,000	260,000	(a)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,150,000	1,194,562	(a)
Dynegy Inc., Bonds	7.670%	11/8/16	140,000	132,300
Edison Mission Energy, Senior Notes	7.625%	5/15/27	140,000	105,000
Energy Future Intermediate Holding Co. LLC, Senior Secured Notes	9.750%	10/15/19	160,000	165,007
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	589,000	627,094
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	710,000	767,688	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	1,485,000	1,540,687
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	379,975	429,372
NRG Energy Inc., Senior Notes	7.375%	1/15/17	620,000	647,900

Total Independent Power Producers & Energy Traders				5,997,710

TOTAL UTILITIES				7,812,918

TOTAL CORPORATE BONDS & NOTES (Cost - $128,907,775)				134,866,453

COLLATERALIZED SENIOR LOANS - 3.3%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
CityCenter Holdings LLC, Term Loan	7.500%	1/13/15	140,000	141,517	(i)

Textiles, Apparel & Luxury Goods - 0.0%
Simmons Co., Term Loan	0.000%	2/15/12	565,534	0	(c)(f)(h)(i)

TOTAL CONSUMER DISCRETIONARY				141,517

FINANCIALS - 0.7%
Real Estate Management & Development - 0.7%
Realogy Corp., Term Loan	13.500%	10/15/17	1,000,000	1,089,500	(i)

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.246 - 2.307%	3/26/14	728,511	642,683	(i)

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Americas Finance 2 Inc., Term Loan	6.875%	8/11/15	1,002,973	1,013,003	(i)

UTILITIES - 1.5%
Electric Utilities - 1.5%
Texas Competitive Electric Holdings Co. LLC, Term Loan B3	3.746 - 3.803%	10/10/14	2,704,838	2,279,389	(i)

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $5,808,325)				5,166,092

CONVERTIBLE BONDS & NOTES - 1.3%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
James River Coal Co., Senior Notes	3.125%	3/15/18	40,000	42,420	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 0.8%
Real Estate Management & Development - 0.8%
Realogy Corp., Senior Subordinated Bonds	11.000%	4/15/18	$1,090,000	$1,188,100	(a)(h)

INDUSTRIALS - 0.4%
Marine - 0.4%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	895,000	700,338

MATERIALS - 0.1%
Chemicals - 0.1%
Hercules Inc.	6.500%	6/30/29	140,000	110,425

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,492,547)				2,041,283

SOVEREIGN BONDS - 0.3%
Russia - 0.3%
Russian Federation (Cost - $408,637)	7.500%	3/31/30	371,950	434,486	(a)

			SHARES
COMMON STOCKS - 2.2%
CONSUMER DISCRETIONARY - 1.4%
Media - 1.4%
Charter Communications Inc., Class A Shares			43,397	2,197,190	*

ENERGY - 0.6%
Energy Equipment & Services - 0.5%
Turbo Beta Ltd.			79,993,029	916,080	(h)

Oil, Gas & Consumable Fuels - 0.1%
SemGroup Corp., Class A Shares			3,842	108,191	*

TOTAL ENERGY				1,024,271

INDUSTRIALS - 0.1%
Building Products - 0.1%
Ashton Woods USA LLC, Class B Membership			90	40,504	(f)(h)
Nortek Inc.			1,386	59,598	*

TOTAL INDUSTRIALS				100,102

MATERIALS - 0.1%
Chemicals - 0.1%
LyondellBasell Industries NV, Class A Shares			3,869	153,019	*

TOTAL COMMON STOCKS (Cost - $1,925,359)				3,474,582

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.8%
FINANCIALS - 0.8%
Diversified Financial Services - 0.8%
Bank of America Corp. (Cost - $1,273,323)	7.250%		1,270	1,283,957

PREFERRED STOCKS - 2.2%
FINANCIALS - 2.2%
Commercial Banks - 0.2%
Banesto Holdings Ltd.	10.500%		13,575	341,072	(a)

Consumer Finance - 0.8%
Ally Financial Inc., Series A	8.500%		1,975	49,118	*(e)
GMAC Capital Trust I	8.125%		49,500	1,262,250	*(e)

Total Consumer Finance				1,311,368

Diversified Financial Services - 1.2%
Citigroup Capital XII	8.500%		41,800	1,100,594	(e)
Citigroup Capital XIII	7.875%		25,825	707,605	(e)

Total Diversified Financial Services				1,808,199

Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Association (FNMA)	8.250%		16,625	28,263	*(e)

TOTAL PREFERRED STOCKS (Cost - $3,773,820)				3,488,902

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.1%
Buffets Restaurant Holdings		4/28/14	714	$7	*(f)(h)
Charter Communications Inc.		11/30/14	1,160	11,890	*
Jack Cooper Holdings Corp.		12/15/17	668	36,740	*
Nortek Inc.		12/7/14	3,306	26,448	*(f)(h)
SemGroup Corp.		11/30/14	4,044	41,451	*(f)
Turbo Beta Ltd.		11/1/14	1	0	*(f)(h)

TOTAL WARRANTS (Cost - $44,471)				116,536

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $143,634,257)				150,872,291

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
Morgan Stanley tri-party repurchase agreement dated 3/31/11; Proceeds at maturity - $2,496,008; (Fully collateralized by U.S. government agency obligations, 3.740% due 10/27/25; Market value - $2,546,491) (Cost - $2,496,000)	0.110%	4/1/11	$2,496,000	2,496,000

TOTAL INVESTMENTS - 97.9% (Cost - $146,130,257#)				153,368,291
Other Assets in Excess of Liabilities - 2.1%				3,304,582

TOTAL NET ASSETS - 100.0%				$156,672,873

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	The maturity principal is currently in default as of March 31, 2011.

(c)	Securities are in default as of March 31, 2011.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Illiquid security.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(i)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Variable High Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked price as of the close of business of that market Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes	—	$134,866,453	$0	*	$134,866,453
Collateralized senior loans	—	5,166,092	0	*	5,166,092
Convertible bonds and notes	—	853,183	1,188,100		2,041,283

Notes to Schedule of Investments (unaudited) (continued)

Sovereign bonds	—	434,486	—	434,486
Common stocks	$2,517,998	—	956,584	3,474,582
Convertible preferred stocks	1,283,957	—	—	1,283,957
Preferred stocks	3,147,830	341,072	—	3,488,902
Warrants	53,341	36,740	26,455	116,536

Total long-term investments	$7,003,126	$141,698,026	$2,171,139	$150,872,291

Short-term investments†	—	2,496,000	—	2,496,000

Total investments	$7,003,126	$144,194,026	$2,171,139	$153,368,291

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$(36,613)	—	$(36,613)

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES		COLLATERALIZED SENIOR LOANS	CONVERTIBLE BONDS AND NOTES	COMMON STOCKS	WARRANTS	TOTAL
Balance as of December 31, 2010	$645,148		$984,550	—	$40,504	$39,852	$1,710,054
Accrued premiums/discounts	224		560	$6,034	—	—	6,818
Realized gain(loss)(1)	—		—	—	—	(5)	(5)
Change in unrealized appreciation (depreciation)(2)	62,708		(20,813)	675,737	116,150	23,348	857,130
Net purchases (sales)	—		(964,297)	506,329	799,930	—	341,962
Transfers into Level 3	—		—	—	—	—	(708,080)
Transfers out of Level 3	(708,080)		—	—	—	(36,740)	(36,740)

Balance as of March 31, 2011	$0	*	$0 *	$1,188,100	$956,584	$26,455	$2,171,139

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2011(2)	—		$(20,812)	$675,737	$116,150	$3,308	$774,383

*	Value is less than $1.

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Loan Participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Credit and Market Risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

The Portfolio has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Notes to Schedule of Investments (unaudited) (continued)

As of March 31, 2011, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $36,613. If a contingent feature in the Master Agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,656,062
Gross unrealized depreciation	(5,418,028)

Net unrealized appreciation	$7,238,034

At March 31, 2011, the Portfolio had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED LOSS
Contracts to Sell:
Euro	Citibank N.A.	100,000	$141,603	5/18/11	$(3,362)
Euro	Citibank N.A.	346,882	491,194	5/18/11	(18,447)
Euro	Royal Bank of Scotland PLC	350,000	495,610	5/18/11	(14,804)

Net unrealized loss on open forward foreign currency contracts					$(36,613)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at March 31, 2011.

Forward Foreign Currency Contract
Primary Underlying Risk Disclosure	Unrealized Depreciation
Foreign Exchange Contracts	$(36,613)

During the period ended March 31, 2011, the volume of derivative activity for the Portfolio was as follows:

Average market value
Forward foreign currency contracts (to buy)†	$236,697
Forward foreign currency contracts (to sell)	1,332,353

†	At March 31, 2011, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 24, 2011